12. Stockholders' Equity (Deficiency) (Details Narrative) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	Jul. 31, 2013	Dec. 31, 2012	Jul. 24, 2013	Jun. 27, 2013	Jun. 24, 2013	May 14, 2013	Jan. 16, 2013	Sep. 30, 2012	Sep. 28, 2012	Mar. 13, 2012
Stockholders Equity Deficiency Details Narrative [Abstract]
Issuance of common stock for services, shares	300,000	317,143
Common stock, price per share					$ 0.35	$ 0.35	$ 0.35			$ 0.35		$ 0.50
Issuance of common stock for services	$ 105,000	$ 111,000	$ 216,000	$ 70,000
Equity Incentive Plan, shares authorized								9,300,000	8,000,000		5,600,000	2,500,000
Shares available for grant	459,408		459,408
Option expiration period			5 years
Stock options modified to be plan options									1,291,167